Income Tax Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Summary of Amounts Recognized in Profit or Loss
i)
Amounts recognized in profit or loss

	Successor	Successor	Predecessor	Predecessor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023	For the year ended March 31, 2023
	US$’000	US$’000	US$’000	US$’000
Current Tax Expense
Current period	12,118	7,382	657	4,873
Under provision in respect of prior year	902	133	—	—

Deferred tax expense
Origination and reversal of temporary difference	169	1,198	—	4,317
Over provision in respect of prior year	—	(1,289)	—	—
Income tax expenses	13,189	7,424	657	9,190

Summary of Reconciliation of Effective Tax Rate
ii)
Reconciliation of effective tax rate

	Successor		Successor		Predecessor		Predecessor
	For the year ended March 31, 2025		For the period June 16, 2023 through March 31, 2024		For the period April 1 through June 15, 2023		For the year ended March 31, 2023
	%	US$’000%		US$’000%		US$’000%		US$’000
Profit before tax		60,166		89,512		3,032		21,612
Computed tax expense with Singapore statutory tax rate	17.00%	10,228	17.00%	15,218	17.00%	515	17.00%	3,674
Impact of different tax rate in other jurisdiction*	3.67%	2,209	(7.67)%	(6,865)	3.59%	109	2.49%	539
Tax effect of unrecognized loss	—	—	—	—	—	—	0.02%	5
Tax adjustment of previous years	1.50%	902	(1.29)%	(1,156)	—	—	(1.06)%	(229)
Income not subject to tax	(0.30)%	(179)	(0.20)%	(181)	—	—	(12.59)%	(2,721)
Non-deductible expenses	0.17%	101	0.52%	468	1.45%	44	33.64%	7,271
Deferred tax assets not recognized	(0.01)%	(6)	0.02%	17	—	—	—	—
Others	(0.11)%	(66)	(0.09)%	(77)	(0.36)%	(11)	—	—
Tax effect on change in valuation allowance	—	—	—	—	—	—	3.01%	651
Income tax expenses	21.92%	13,189	8.29%	7,424	21.68%	657	42.51%	9,190

* The tax effect of the bargain purchase gain of $49.4 million recognized for the successor period from June 16, 2023 through March 31, 2024, which was effectively nil as the gain was taxable at 0% tax rate under the Cayman Islands, is recognized under the “impact of different tax rate in other jurisdictions”.

Summary of Deferred Tax Assets and Liabilities
iii)
Deferred tax assets and liabilities

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
Deferred tax assets
Property, plant and equipment	457	949
Provisions	70	48
Employee benefits	526	660
Inventories	416	310
Lease liabilities	1,367	607
Other items	102	—
Deferred tax assets	2,938	2,574

Deferred tax liabilities
Right-of-use assets	1,526	794
Revaluation of assets in connection to MBO	2,484	2,683
Other items	207	207
Deferred tax liabilities	4,217	3,684

Summary of Movement In Deferred Tax Balances.
iv)
Movement in deferred tax balances

	Movement in deferred tax liabilities	Movement in deferred tax assets
	US$’000	US$’000
Successor
Balance at June 16, 2023	4,432	3,237
Recognized in profit or loss	(775)	(603)
Effect of movement in exchange rates	27	(60)
Balance at March 31, 2024	3,684	2,574
Recognized in profit or loss	533	364
Balance at March 31, 2025	4,217	2,938

	Movement in deferred tax liabilities	Movement in deferred tax assets
	US$’000	US$’000
Predecessor
Balance at April 1, 2022	2,342	9,027
Recognized in profit or loss	(1,081)	(4,735)
Deferred tax asset allowances	—	(1,031)
Effect of movements in exchange rates	(10)	(24)
Balance at March 31, 2023, April 1, 2023 and June 15, 2023	1,251	3,237